Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of detailed information about operating segments

2024
					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	2.6	60.0	6.4	73.9
Upstream	5.3	0.1	63.4	8.0	76.8
Chemicals and Products	0.3	1.0	32.6	4.0	37.9
Marketing	4.3	4.6	21.4	3.9	34.2
Renewables and Energy Solutions	1.2	1.2	5.7	1.0	9.1
Corporate	—	—	2.1	0.1	2.2
Total	16.0	9.5	185.2	23.4	234.1
4. Climate change and energy transition continued

2023
					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	3.2	57.7	6.1	71.9
Upstream	5.4	0.3	70.9	7.6	84.2
Chemicals and Products [A]	0.3	0.9	35.5	4.0	40.7
Marketing [A]	4.4	4.4	23.6	4.7	37.1
Renewables and Energy Solutions	1.7	1.5	4.8	2.0	10.0
Corporate	—	—	2.3	0.1	2.4
Total	16.7	10.3	194.8	24.5	246.3
[A]Following resegmentation in 2024 (see Note 7), prior period comparatives have been revised to conform with current year presentation with an offsetting impact between Marketing and Chemicals & Products segments.
Information by segment on a current cost of supplies basis is as follows:

2024

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	37,290	6,606	120,089	90,918	29,366	43	284,312
Inter-segment	8,715	39,939	4,938	38,381	4,971	—	96,944
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,931	1,189	6	648	(807)	—	2,967
Interest and other income, of which:	48	609	(432)	121	242	1,136	1,724
Interest income	8	18	1	79	2	2,264	2,372
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(100)	89	(399)	6	119	(3)	(288)
Other	140	502	(34)	36	121	(1,125)	(360)
Third-party and inter-segment purchases (CCS basis)	24,055	7,368	107,210	114,972	31,074	(3)	284,676
Operating expenses, of which:	4,442	9,790	10,681	8,392	2,915	697	36,917
Production and manufacturing expenses	4,153	9,351	1,322	6,605	1,934	14	23,379
Selling, distribution and administrative expenses	164	176	9,150	1,636	887	426	12,439
Research and development expenses	125	263	209	151	94	257	1,099
Exploration expenses	414	1,997	—	—	—	—	2,411
Depreciation, depletion and amortisation charge, of which:	6,150	11,223	3,866	4,700	907	26	26,872
Impairment losses	564	327	1,633	1,319	658	1	4,502	[A]
Impairment reversals	(9)	(75)	(1)	(114)	(134)	—	(333)	[B]
Interest expense	189	806	56	70	6	3,660	4,787
Taxation charge/(credit) (CCS basis)	3,144	9,387	894	177	99	(209)	13,492
CCS earnings	9,590	7,772	1,894	1,757	(1,229)	(2,992)	16,792
[A]Impairment losses comprise Property, plant and equipment ($3,673 million), Goodwill ($510 million) and Other intangible assets ($319 million). (See Note 13).
[B]Impairment reversals comprise Property, plant and equipment ($333 million). (See Note 13).
7. Segment information continued

2023

							$ million
	Integrated Gas	Upstream	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	37,645	6,475	130,559	97,080	44,819	42	316,620
Inter-segment	11,560	41,230	5,299	42,816	4,707	—	105,612	[A]
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,951	768	561	577	(96)	(3)	3,758
Interest and other income, of which:	137	671	73	64	75	1,818	2,838
Interest income	6	27	9	57	12	2,202	2,313
Net gains/(losses) on sale and revaluation of non-current assets and businesses	(22)	209	1	(46)	110	5	257
Other	153	435	63	53	(47)	(389)	268
Third-party and inter-segment purchases (CCS basis)	27,356	7,890	118,912	123,337	40,170	15	317,680	[A]
Operating expenses, of which: [B]	4,809	9,830	11,142	9,598	3,763	818	39,960
Production and manufacturing expenses	4,529	9,186	1,463	7,394	2,610	58	25,240
Selling, distribution and administrative expenses [B]	154	326	9,427	2,022	1,058	446	13,433
Research and development expenses [B]	126	318	252	182	95	314	1,287
Exploration expenses	216	1,534	—	—	—	—	1,750
Depreciation, depletion and amortisation charge, of which:	8,903	12,463	2,477	6,269	1,159	19	31,290
Impairment losses	3,472	1,360	430	2,777	908	—	8,947	[C]
Impairment reversals	(324)	(206)	(1)	(90)	(141)	—	(762)	[D]
Interest expense	146	507	53	61	4	3,902	4,673
Taxation charge/(credit) (CCS basis) [B]	2,806	8,380	851	(210)	1,320	47	13,194
CCS earnings [B]	7,057	8,540	3,057	1,482	3,089	(2,944)	20,281
[A]From January 1, 2024, Wholesale Commercial Fuels has been reallocated from the Chemicals and Products segment to the Marketing segment. Comparatives for the year 2023 have been reclassified accordingly for each of the above financial parameters to conform with current period presentation. The net impact on CCS earnings is $104 million.
[B]From January 1, 2024, costs for Shell's centrally managed longer-term innovation portfolio are reported as part of the Corporate segment. Comparatives for Corporate for the year 2023 have been reclassified accordingly to conform with current period presentation. The net impact on CCS earnings is $133 million with offsetting impact in all other segments.
[C]Impairment losses comprise Property, plant and equipment ($8,182 million), Goodwill ($635 million) and Other intangible assets ($130 million). (See Note 13).
[D]Impairment reversals comprise Property, plant and equipment ($627 million) and Other intangible assets ($135 million). (See Note 13).
7. Segment information continued

2022

								$ million
	Integrated Gas		Upstream	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	54,751		8,352	149,439	115,541	53,190	41	381,314
Inter-segment	18,412		52,285	6,195	48,999	6,791	—	132,682	[A]
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,219		2,111	249	362	(7)	(4)	3,930
Interest and other income, of which:	(714)		726	(82)	222	57	706	915
Interest income	43		22	—	24	(2)	959	1,046
Net gains/(losses) on sale and revaluation of non-current assets and businesses	101		437	(169)	265	8	—	642
Other	(858)	[C]	267	87	(67)	51	(253)	(773)
Third-party and inter-segment purchases (CCS basis)	37,785		10,666	140,368	147,069	57,024	(28)	392,884	[A]
Operating expenses, of which: [B]	5,226		10,321	10,149	9,564	3,547	669	39,476
Production and manufacturing expenses	4,907		9,676	1,293	7,100	2,520	22	25,518
Selling, distribution and administrative expenses [B]	207		327	8,631	2,303	972	443	12,883
Research and development expenses [B]	112		318	225	161	55	204	1,075
Exploration expenses	240		1,472	—	—	—	—	1,712
Depreciation, depletion and amortisation charge, of which:	2,211		10,334	2,027	3,162	777	18	18,529
Impairment losses	115		950	479	357	412	—	2,313	[D]
Impairment reversals	(3,449)		(2,504)	(151)	(73)	—	—	(6,177)	[E]
Interest expense	84		345	47	21	2	2,682	3,181
Taxation charge/(credit) (CCS basis) [B]	5,901		14,078	918	928	(292)	(36)	21,497
CCS earnings [B]	22,221		16,258	2,292	4,380	(1,027)	(2,562)	41,562
[A]From January 1, 2024, Wholesale Commercial Fuels has been reallocated from the Chemicals and Products segment to the Marketing segment. Comparatives for the year 2023 have been reclassified accordingly for each of the above financial parameters to conform with current period presentation. The net impact on CCS earnings is $158 million.
[B]From January 1, 2024, costs for Shell's centrally managed longer-term innovation portfolio are reported as part of the Corporate segment. Comparatives for Corporate for the year 2023 have been reclassified accordingly to conform with current period presentation. The net impact on CCS earnings is $101 million with offsetting impact in all other segments.
[C]Includes the full write-down of the Nord Stream 2 loan amounting to $1,126 million as a result of the withdrawal from Russian oil and gas activities.
[D]Impairment losses comprise Property, plant and equipment ($1,799 million), Goodwill ($361 million) and Other intangible assets ($153 million). (See Note 13).
[E]Impairment reversals fully comprise Property, plant and equipment. (See Note 13).
Cash capital expenditure
Cash capital expenditure is a measure used by the Chief Executive Officer for the purposes of making decisions about allocating resources and assessing performance.

2024

							$ million
	Integrated Gas	Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total [A]
Capital expenditure	4,095	7,739	2,357	2,943	2,338	129	19,601
Investments in joint ventures and associates	672	150	88	347	138	9	1,404
Investments in equity securities	—	1	—	—	73	6	80
Cash capital expenditure	4,767	7,890	2,445	3,290	2,549	144	21,085
[A]See Consolidated Statement of Cash Flows.
7. Segment information continued

2023

							$ million
	Integrated Gas	Upstream	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions	Corporate	Total [B]
Capital expenditure	3,491	8,249	5,741	2,928	2,314	270	22,993
Investments in joint ventures and associates	705	94	49	84	261	9	1,202
Investments in equity securities	—	—	—	2	106	89	197
Cash capital expenditure	4,196	8,343	5,790	3,014	2,681	368	24,392
[A]Revised to conform with reporting segment changes applicable from 2024.
[B]See Consolidated Statement of Cash Flows.

2022

							$ million
	Integrated Gas	Upstream	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions	Corporate	Total [B]
Capital expenditure	3,433	8,020	4,674	3,688	2,610	175	22,600
Investments in joint ventures and associates	832	123	304	2	703	9	1,973
Investments in equity securities	—	—	—	1	156	103	260
Cash capital expenditure	4,265	8,143	4,978	3,691	3,469	287	24,833
[A]Revised to conform with reporting segment changes applicable from 2024.
[B]See Consolidated Statement of Cash Flows.

Summary of reconciliation of CCS earnings to income

Reconciliation of CCS earnings to income for the period

	$ million
	2024	2023	2022
Income attributable to Shell plc shareholders	16,094	19,359	42,309
Income attributable to non-controlling interest	427	277	565
Income for the period	16,521	19,636	42,874
Current cost of supplies adjustment:
Purchases	388	815	(1,714)
Taxation	(91)	(203)	444
Share of profit of joint ventures and associates	(26)	33	(42)
Current cost of supplies adjustment	271	645	(1,312)
Of which:
Attributable to Shell plc shareholders	257	650	(1,196)
Attributable to non-controlling interest	14	(5)	(116)
CCS earnings	16,792	20,281	41,562
Of which:
CCS earnings attributable to Shell plc shareholders	16,351	20,008	41,113
CCS earnings attributable to non-controlling interest	441	273	449

Summary of information by geographical area
Information by geographic area is as follows:

2024

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	92,480	[A]	98,343	65,089	28,400	284,312
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	40,971	[B]	88,588	55,245	49,372	234,176
[A]Includes $28,011 million that originated from the UK.
[B]Includes $15,822 million located in the UK (excluding assets reclassified as held for sale). (See Note 19).

2023

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	118,135	[A]	99,967	70,291	28,227	316,620
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	48,008	[B]	91,374	57,261	49,562	246,205
[A]Includes $44,815 million that originated from the UK.
[B]Includes $21,478 million located in the UK.

2022

						$ million
	Europe		Asia, Oceania, Africa	USA	Other Americas	Total
Third-party revenue, by origin	135,975	[A]	126,643	87,085	31,611	381,314
Goodwill, other intangible assets, property, plant and equipment, joint ventures and associates at December 31	40,161	[B]	97,019	59,233	51,794	248,207
[A]Includes $50,236 million that originated from the UK.
[B]Includes $20,772 million located in the UK.